INCOME TAX - Movements Of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance
Balance at beginning of the year	¥ 325,027	¥ 354,306	¥ 334,848
Change of valuation allowance	(43,331)	(29,279)	19,458
Balance at end of the year	¥ 281,696	¥ 325,027	¥ 354,306